Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity participation plan		29			29
Minimum percentage of exercise price for a unit		100.00%			100.00%
Profit interest units vest in installments (Years)		5 years			5 years
Profit interest expire period (Years)		10 years			10 years
Weighted average fair value of units granted		$ 0.88	$ 0.57		$ 0.57	$ 0.30
Equity-based compensation expense	$ 0.1			$ 0.3	$ 1.6		$ 0.3
Total unrecognized compensation cost for profit interest unit		$ 7.0	$ 6.4		$ 7.0
Total unrecognized compensation cost for profit interest unit, recognition period					2016